Simplify US Equity Plus Downside Convexity ETF
Schedule of Investments
September 30, 2020 (Unaudited)

		Shares	Value
Exchange-Traded Funds – 98.9%
iShares Core S&P 500 ETF
(Cost $2,578,537)		7,446	$2,502,303

	Number of	Notional
	Contracts	Amount
Purchased Options – 1.0%
Puts – Exchange-Traded – 1.0%
S&P 500 Index, December Strike Price $18.00, Expires 12/18/20	14	1,400	3,955
S&P 500 Index, March Strike Price $18.00, Expires 3/19/21	7	700	7,805
S&P 500 Index, September Strike Price $18.00, Expires 9/17/21	5	500	13,900
			25,660
Total Purchased Options (Cost $32,071)			25,660

		Shares
Money Market Funds – 0.1%
Dreyfus Government Cash Management Fund, Institutional
Shares, 0.02%(a)
(Cost $1,325)		1,325	1,325
Total Investments – 100.0%
(Cost $2,611,933)			$2,529,288
Liabilities in Excess of Other Assets – (0.0)%(b)			(1,168)
Net Assets – 100.0%			$2,528,120

(a) Rate shown reflects the 7-day yield as of September 30, 2020.
(b) Less than 0.05%